VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2014 and 2013 were as follows:
	At December 31,
	2014	2013

Ocean-going vessels	$116,281	$123,994
River barges and pushboats	464,346	415,817
PSVs	370,416	365,823
Furniture and equipment	14,237	12,882
Building, land, operating base and shipyard	54,817	53,752
Total original book value	1,020,097	972,268
Accumulated depreciation	(302,692)	(256,837)
Net book value	$717,405	$715,431

For the years ended December 31, 2014, 2013 and 2012, depreciation expense was $45,880, $38,951 and $38,914, respectively.

Certain interest costs incurred during the construction of vessels are capitalized as part of the assets' carrying values and are depreciated over such assets' estimated useful lives. No interest was capitalized during the years ended December 31, 2014, 2013 and 2012.

ACQUISITIONS AND DISPOSALS

River Business

During the year ended December 31, 2014, fifteen river barges have been built in our own shipyard in Punta Alvear, Argentina for a total cost of $16,889.

During the years ended 2013 and 2012, the Company built, sold and leased back, ten and fourteen river barges for $9,410 and $13,020, respectively with a lease term of ten years. Gains of $1,889 and $2,116 for the years ended December 31, 2013 and 2012, respectively related to the sale-lease back were deferred and are being amortized over the minimum lease period (see Note 2.r).

During the year ended December 31, 2012, eight river barges were built in our own shipyard in Punta Alvear, Argentina for a total cost of $9,100.

During the year ended December 31, 2012, the Company sold and delivered a river pushboat, for a total sale price of $3,850 and we recognized a gain on sale of vessel of $3,564.

Acquisition of 50% interest in Puertos del Sur S.A.

On April 25 and May 3, 2012, the Company through its River Business subsidiary UABL Terminals (Paraguay) S.A. obtained a 100% controlling interest in Puertos del Sur S.A. through its acquisition of its 50% partner's interest for $250.

At time of acquisition, Puertos del Sur S.A. owned a grain loading terminal in Paraguay. The Company performed a fair value analysis and the purchase price was allocated to the acquired assets and liabilities based on their fair values resulting in no goodwill being recorded. Due to immateriality, the Company has not prepared pro forma information related to this acquisition.

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries delayed to 2012 and 2013. The Company shall be made advances each of 20% of the contract price which were payable upon achievement of milestones specified in the contract, prior to the delivery of the PSVs. On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.

On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery. On August 12, 2013, we took delivery of the third Indian PSV UP Pearl and we paid $893 to the yard after allowing for the reduction of $1,800 in the contract price in connection with the penalty for its late delivery as well as certain other sums advanced to the yard.

On October 22, 2013, we canceled the shipbuilding contract for the fourth PSV UP Onyx based on the shipyard failure to deliver the vessel within 210 days after the delivery date in accordance with the specific terms of the contract. The advances made to the shipyard amounted $13,208, plus interest calculated at an interest rate of 7% per annum from payment date were refunded to the Company under the provisions of the contract.

On October 3, 2013, we entered into two Memorandums of Agreement ("MOAs") whereby we agreed to acquire two 5,145 dwt newbuilt Chinese sister PSVs named UP Agate and UP Coral. The purchase price for these PSVs under the MOAs was $31,450 each which were subsequently delivered on October 28, 2013.  In  addition,  we  exercised  our  option  to acquire  a  third  PSV  named  UP  Opal  of  identical specifications as the previous two which was delivered from the same Chinese yard on November 29, 2013. We also incurred $3,157 and $2,644 during the years ended December 31, 2014 and 2013 respectively, in certain upgrades to PSVs design and specifications.

Noncontrolling interest acquisition

On July 5, 2013, we entered into a Share Purchase Agreement with Firmapar Corp. (the "Offshore SPA"), the then owner of 5.55% of shares in UP Offshore (Bahamas) Limited, our holding company in the Offshore Supply Business. Through the Offshore SPA we agreed to purchase from Firmapar Corp. the 2,500,119 shares of common stock of UP Offshore (Bahamas) Limited that we did not own. On July 25, 2013, we paid $10,250 to Firmapar in consideration for such shares. As of such date, we own 100% of the common stock of UP Offshore (Bahamas) Limited.